Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Communication Services: 7.7%
144,258		Activision Blizzard, Inc.	$10,724,140	0.2
1,214,960	(1)	Alphabet, Inc. - Class A	116,210,924	1.8
1,086,510	(1)	Alphabet, Inc. - Class C	104,467,937	1.7
1,445,967		AT&T, Inc.	22,181,134	0.4
22,463	(1)	Charter Communications, Inc.	6,814,151	0.1
892,379		Comcast Corp. – Class A	26,173,476	0.4
50,645	(1)	Dish Network Corp. - Class A	700,420	0.0
53,526		Electronic Arts, Inc.	6,193,493	0.1
62,954		Fox Corp. - Class A	1,931,429	0.0
29,204		Fox Corp. - Class B	832,314	0.0
79,512		Interpublic Group of Cos., Inc.	2,035,507	0.0
28,791	(1)	Live Nation Entertainment, Inc.	2,189,268	0.0
193,016	(2)	Lumen Technologies, Inc.	1,405,156	0.0
57,684	(1)	Match Group, Inc.	2,754,411	0.0
462,152	(1)	Meta Platforms, Inc.	62,704,783	1.0
90,115	(1)	NetFlix, Inc.	21,216,676	0.3
78,463		News Corp - Class A	1,185,576	0.0
24,153		News Corp - Class B	372,439	0.0
41,554		Omnicom Group	2,621,642	0.0
102,326	(2)	Paramount Global - Class B	1,948,287	0.0
31,931	(1)	Take-Two Interactive Software, Inc.	3,480,479	0.1
121,976	(1)	T-Mobile US, Inc.	16,365,520	0.3
136,246	(1)	Twitter, Inc.	5,973,025	0.1
851,025		Verizon Communications, Inc.	32,313,419	0.5
369,422	(1)	Walt Disney Co.	34,847,577	0.6
446,056	(1)	Warner Bros Discovery, Inc.	5,129,644	0.1
			492,772,827	7.7

		Consumer Discretionary: 11.3%
12,339		Advance Auto Parts, Inc.	1,929,079	0.0
1,796,022	(1)	Amazon.com, Inc.	202,950,486	3.2
54,722	(1)	Aptiv PLC	4,279,808	0.1
3,949	(1)	Autozone, Inc.	8,458,482	0.1
46,262		Bath & Body Works, Inc.	1,508,141	0.0
40,895		Best Buy Co., Inc.	2,590,289	0.1
8,046	(1)	Booking Holdings, Inc.	13,221,268	0.2
48,389		BorgWarner, Inc.	1,519,415	0.0
43,297	(1)	Caesars Entertainment, Inc.	1,396,761	0.0
32,425	(1),(2)	Carmax, Inc.	2,140,698	0.0
200,021	(1)	Carnival Corp.	1,406,148	0.0
5,626	(1)	Chipotle Mexican Grill, Inc.	8,454,528	0.1
64,076		D.R. Horton, Inc.	4,315,519	0.1
24,839		Darden Restaurants, Inc.	3,137,662	0.1
45,998		Dollar General Corp.	11,033,080	0.2
42,774	(1)	Dollar Tree, Inc.	5,821,541	0.1
7,280		Domino's Pizza, Inc.	2,258,256	0.0
111,323		eBay, Inc.	4,097,800	0.1
25,675	(1),(2)	Etsy, Inc.	2,570,838	0.1
30,615	(1)	Expedia Group, Inc.	2,868,319	0.1
800,299		Ford Motor Co.	8,963,349	0.2
31,264	(2)	Garmin Ltd.	2,510,812	0.0
295,457		General Motors Co.	9,481,215	0.2
28,599		Genuine Parts Co.	4,270,403	0.1
26,474		Hasbro, Inc.	1,784,877	0.0
55,581		Hilton Worldwide Holdings, Inc.	6,704,180	0.1
208,263		Home Depot, Inc.	57,468,092	0.9
66,584	(1)	Las Vegas Sands Corp.	2,498,232	0.0
51,670		Lennar Corp. - Class A	3,851,998	0.1
52,556		LKQ Corp.	2,478,015	0.0
129,512		Lowe's Cos, Inc.	24,323,649	0.4
55,902		Marriott International, Inc.	7,834,106	0.1
149,085		McDonald's Corp.	34,399,873	0.6
66,116		MGM Resorts International	1,964,968	0.0
10,686	(1),(2)	Mohawk Industries, Inc.	974,456	0.0
76,268		Newell Brands, Inc.	1,059,363	0.0
256,263		Nike, Inc. - Class B	21,300,581	0.3
84,650	(1),(2)	Norwegian Cruise Line Holdings Ltd.	961,624	0.0
625	(1)	NVR, Inc.	2,491,925	0.0
12,919	(1)	O'Reilly Automotive, Inc.	9,086,579	0.2
8,094		Pool Corp.	2,575,592	0.1
46,910		Pulte Group, Inc.	1,759,125	0.0
8,693	(2)	Ralph Lauren Corp.	738,296	0.0
70,974		Ross Stores, Inc.	5,980,979	0.1
44,449	(1)	Royal Caribbean Cruises Ltd.	1,684,617	0.0
232,508		Starbucks Corp.	19,591,124	0.3
50,859		Tapestry, Inc.	1,445,921	0.0
93,963		Target Corp.	13,943,170	0.2
539,718	(1)	Tesla, Inc.	143,160,200	2.3
237,211		TJX Cos., Inc.	14,735,547	0.2
22,598		Tractor Supply Co.	4,200,516	0.1
10,549	(1)	Ulta Beauty, Inc.	4,232,153	0.1
66,916	(2)	VF Corp.	2,001,458	0.0
11,045	(2)	Whirlpool Corp.	1,488,976	0.0
21,314	(1)	Wynn Resorts Ltd.	1,343,421	0.0
57,597		Yum! Brands, Inc.	6,124,865	0.1
			715,372,375	11.3

		Consumer Staples: 6.6%
365,694		Altria Group, Inc.	14,766,724	0.2
113,655		Archer-Daniels-Midland Co.	9,143,545	0.1
36,918		Brown-Forman Corp. - Class B	2,457,631	0.0
40,828		Campbell Soup Co.	1,923,815	0.0
49,035		Church & Dwight Co., Inc.	3,503,060	0.1
24,860		Clorox Co.	3,191,775	0.1
788,704		Coca-Cola Co.	44,183,198	0.7
169,247		Colgate-Palmolive Co.	11,889,602	0.2
96,925		Conagra Brands, Inc.	3,162,663	0.1
32,286		Constellation Brands, Inc.	7,415,449	0.1
89,761		Costco Wholesale Corp.	42,391,428	0.7
46,973		Estee Lauder Cos., Inc.	10,141,471	0.2
120,714		General Mills, Inc.	9,247,900	0.1
29,762		Hershey Co.	6,561,628	0.1
58,646		Hormel Foods Corp.	2,664,874	0.0
21,593		JM Smucker Co.	2,967,094	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
51,690		Kellogg Co.	$3,600,725	0.1
172,170		Keurig Dr Pepper, Inc.	6,167,129	0.1
68,415		Kimberly-Clark Corp.	7,699,424	0.1
161,409		Kraft Heinz Co.	5,382,990	0.1
132,509		Kroger Co.	5,797,269	0.1
29,175		Lamb Weston Holdings, Inc.	2,257,562	0.0
50,540		McCormick & Co., Inc.	3,601,986	0.1
38,040		Molson Coors Beverage Co.	1,825,540	0.0
277,730		Mondelez International, Inc.	15,227,936	0.2
77,940	(1)	Monster Beverage Corp.	6,777,662	0.1
279,659		PepsiCo, Inc.	45,657,128	0.7
314,123		Philip Morris International, Inc.	26,075,350	0.4
484,216		Procter & Gamble Co.	61,132,270	1.0
103,240		Sysco Corp.	7,300,100	0.1
58,885		Tyson Foods, Inc.	3,882,288	0.1
144,805		Walgreens Boots Alliance, Inc.	4,546,877	0.1
288,841		Walmart, Inc.	37,462,678	0.6
			420,006,771	6.6

		Energy: 4.4%
66,168		APA Corp.	2,262,284	0.0
205,021		Baker Hughes Co.	4,297,240	0.1
364,920		Chevron Corp.	52,428,056	0.8
257,966		ConocoPhillips	26,400,241	0.4
161,218		Coterra Energy, Inc.	4,211,014	0.1
132,688		Devon Energy Corp.	7,978,530	0.1
36,019		Diamondback Energy, Inc.	4,338,849	0.1
118,755		EOG Resources, Inc.	13,268,496	0.2
844,524		Exxon Mobil Corp.	73,735,390	1.2
183,782		Halliburton Co.	4,524,713	0.1
56,466	(2)	Hess Corp.	6,154,229	0.1
401,760		Kinder Morgan, Inc.	6,685,286	0.1
137,305		Marathon Oil Corp.	3,100,347	0.0
101,041		Marathon Petroleum Corp.	10,036,403	0.2
151,005		Occidental Petroleum Corp.	9,279,257	0.1
90,207		Oneok, Inc.	4,622,207	0.1
97,480		Phillips 66	7,868,586	0.1
48,363		Pioneer Natural Resources Co.	10,472,040	0.2
286,610		Schlumberger NV	10,289,299	0.2
79,834		Valero Energy Corp.	8,530,263	0.1
246,921		Williams Cos., Inc.	7,069,348	0.1
			277,552,078	4.4

		Financials: 10.6%
116,526		Aflac, Inc.	6,548,761	0.1
54,772		Allstate Corp.	6,820,757	0.1
121,542		American Express Co.	16,397,231	0.3
154,090		American International Group, Inc.	7,316,193	0.1
21,919		Ameriprise Financial, Inc.	5,522,492	0.1
42,742		Aon PLC	11,449,300	0.2
42,622		Arthur J. Gallagher & Co.	7,297,739	0.1
10,924		Assurant, Inc.	1,586,929	0.0
1,416,578		Bank of America Corp.	42,780,656	0.7
149,015		Bank of New York Mellon Corp.	5,740,058	0.1
365,728	(1)	Berkshire Hathaway, Inc. – Class B	97,656,691	1.5
30,552		Blackrock, Inc.	16,812,155	0.3
47,321		Brown & Brown, Inc.	2,861,974	0.0
77,776		Capital One Financial Corp.	7,168,614	0.1
21,448		Cboe Global Markets, Inc.	2,517,352	0.0
309,419		Charles Schwab Corp.	22,237,944	0.4
84,630		Chubb Ltd.	15,392,504	0.2
32,260		Cincinnati Financial Corp.	2,889,528	0.0
392,227		Citigroup, Inc.	16,344,099	0.3
100,436		Citizens Financial Group, Inc.	3,450,981	0.1
72,835		CME Group, Inc.	12,901,264	0.2
26,411		Comerica, Inc.	1,877,822	0.0
55,355		Discover Financial Services	5,032,877	0.1
7,966		Everest Re Group Ltd.	2,090,597	0.0
7,654		Factset Research Systems, Inc.	3,062,442	0.1
138,575		Fifth Third Bancorp	4,428,857	0.1
37,025		First Republic Bank	4,833,614	0.1
57,562	(2)	Franklin Resources, Inc.	1,238,734	0.0
18,322		Globe Life, Inc.	1,826,703	0.0
69,172		Goldman Sachs Group, Inc.	20,270,855	0.3
65,481		Hartford Financial Services Group, Inc.	4,055,893	0.1
290,683		Huntington Bancshares, Inc.	3,831,202	0.1
113,165		Intercontinental Exchange, Inc.	10,224,458	0.2
92,180	(2)	Invesco Ltd.	1,262,866	0.0
594,253		JPMorgan Chase & Co.	62,099,438	1.0
188,339		Keycorp	3,017,191	0.0
31,390		Lincoln National Corp.	1,378,335	0.0
40,525		Loews Corp.	2,019,766	0.0
35,586		M&T Bank Corp.	6,274,523	0.1
7,623		MarketAxess Holdings, Inc.	1,696,041	0.0
101,120		Marsh & McLennan Cos., Inc.	15,096,205	0.2
135,767		Metlife, Inc.	8,251,918	0.1
31,978		Moody's Corp.	7,774,172	0.1
271,358		Morgan Stanley	21,439,996	0.3
16,385		MSCI, Inc. - Class A	6,911,029	0.1
68,684		Nasdaq, Inc.	3,893,009	0.1
42,088		Northern Trust Corp.	3,601,049	0.1
83,107		PNC Financial Services Group, Inc.	12,417,848	0.2
46,970		Principal Financial Group, Inc.	3,388,885	0.1
118,526		Progressive Corp.	13,773,906	0.2
75,742		Prudential Financial, Inc.	6,497,149	0.1
39,264		Raymond James Financial, Inc.	3,880,068	0.1
188,749		Regions Financial Corp.	3,788,192	0.1
69,039		S&P Global, Inc.	21,081,059	0.3
12,710		Signature Bank	1,919,210	0.0
74,494		State Street Corp.	4,529,980	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
11,972	(1)	SVB Financial Group	$4,019,958	0.1
97,623		Synchrony Financial	2,751,992	0.0
45,909	(2)	T. Rowe Price Group, Inc.	4,820,904	0.1
48,089		Travelers Cos, Inc.	7,367,235	0.1
268,917		Truist Financial Corp.	11,708,646	0.2
273,980		US Bancorp	11,046,874	0.2
768,619		Wells Fargo & Co.	30,913,856	0.5
22,283		Willis Towers Watson PLC	4,477,546	0.1
41,391		WR Berkley Corp.	2,673,031	0.0
30,571		Zions Bancorp NA	1,554,841	0.0
			671,793,994	10.6

		Health Care: 14.5%
354,865		Abbott Laboratories	34,336,737	0.5
358,285		AbbVie, Inc.	48,085,430	0.8
9,203	(1)	Abiomed, Inc.	2,260,809	0.0
60,616		Agilent Technologies, Inc.	7,367,875	0.1
14,803	(1)	Align Technology, Inc.	3,065,849	0.1
31,499		AmerisourceBergen Corp.	4,262,760	0.1
108,398		Amgen, Inc.	24,432,909	0.4
101,702		Baxter International, Inc.	5,477,670	0.1
57,792		Becton Dickinson & Co.	12,877,791	0.2
29,406	(1)	Biogen, Inc.	7,851,402	0.1
4,371	(1)	Bio-Rad Laboratories, Inc.	1,823,319	0.0
7,924		Bio-Techne Corp.	2,250,416	0.0
290,100	(1)	Boston Scientific Corp.	11,235,573	0.2
432,685		Bristol-Myers Squibb Co.	30,759,577	0.5
55,024		Cardinal Health, Inc.	3,669,000	0.1
36,197	(1)	Catalent, Inc.	2,619,215	0.0
115,824	(1)	Centene Corp.	9,012,265	0.1
10,262	(1)	Charles River Laboratories International, Inc.	2,019,562	0.0
61,828		Cigna Corp.	17,155,415	0.3
9,958		Cooper Cos., Inc.	2,627,916	0.0
266,030		CVS Health Corp.	25,371,281	0.4
132,668		Danaher Corp.	34,266,818	0.5
11,286	(1)	DaVita, Inc.	934,142	0.0
43,517		Dentsply Sirona, Inc.	1,233,707	0.0
79,552	(1)	DexCom, Inc.	6,407,118	0.1
125,581	(1)	Edwards Lifesciences Corp.	10,376,758	0.2
48,694		Elevance Health, Inc.	22,118,763	0.4
159,810		Eli Lilly & Co.	51,674,564	0.8
253,981		Gilead Sciences, Inc.	15,668,088	0.3
43,622		HCA Healthcare, Inc.	8,017,287	0.1
27,883	(1)	Henry Schein, Inc.	1,833,865	0.0
50,370	(1)	Hologic, Inc.	3,249,872	0.1
25,645		Humana, Inc.	12,442,698	0.2
16,968	(1)	Idexx Laboratories, Inc.	5,528,174	0.1
31,731	(1)	Illumina, Inc.	6,053,957	0.1
37,411	(1)	Incyte Corp., Ltd.	2,493,069	0.0
72,502	(1)	Intuitive Surgical, Inc.	13,589,775	0.2
37,794	(1)	IQVIA Holdings, Inc.	6,846,005	0.1
532,774		Johnson & Johnson	87,033,961	1.4
18,319		Laboratory Corp. of America Holdings	3,751,914	0.1
29,125		McKesson Corp.	9,898,714	0.2
269,248		Medtronic PLC	21,741,776	0.3
513,341		Merck & Co., Inc.	44,208,927	0.7
4,581	(1)	Mettler Toledo International, Inc.	4,966,354	0.1
68,174	(1)	Moderna, Inc.	8,061,576	0.1
11,856	(1)	Molina Healthcare, Inc.	3,910,583	0.1
51,229		Organon & Co.	1,198,759	0.0
25,479	(2)	PerkinElmer, Inc.	3,065,888	0.1
1,137,280		Pfizer, Inc.	49,767,373	0.8
23,705		Quest Diagnostics, Inc.	2,908,366	0.0
21,721	(1)	Regeneron Pharmaceuticals, Inc.	14,962,945	0.2
29,671		Resmed, Inc.	6,477,179	0.1
20,224	(2)	STERIS Public Ltd. Co.	3,362,847	0.1
68,230		Stryker Corp.	13,819,304	0.2
9,473	(2)	Teleflex, Inc.	1,908,431	0.0
79,392		Thermo Fisher Scientific, Inc.	40,266,828	0.6
189,545		UnitedHealth Group, Inc.	95,727,807	1.5
13,558		Universal Health Services, Inc.	1,195,544	0.0
51,969	(1)	Vertex Pharmaceuticals, Inc.	15,047,104	0.2
244,864		Viatris, Inc.	2,086,241	0.0
12,166	(1)	Waters Corp.	3,279,102	0.1
14,962		West Pharmaceutical Services, Inc.	3,681,849	0.1
42,330		Zimmer Biomet Holdings, Inc.	4,425,602	0.1
95,057		Zoetis, Inc.	14,096,003	0.2
			922,148,408	14.5

		Industrials: 7.6%
112,184		3M Co.	12,396,332	0.2
25,468	(1)	Alaska Air Group, Inc.	997,072	0.0
17,735		Allegion Public Ltd.	1,590,475	0.0
131,188	(1),(2)	American Airlines Group, Inc.	1,579,504	0.0
46,639		Ametek, Inc.	5,289,329	0.1
26,265		AO Smith Corp.	1,275,954	0.0
113,109	(1)	Boeing Co.	13,695,238	0.2
171,327		Carrier Global Corp.	6,092,388	0.1
106,975		Caterpillar, Inc.	17,552,458	0.3
25,103	(2)	CH Robinson Worldwide, Inc.	2,417,670	0.0
17,429		Cintas Corp.	6,765,763	0.1
43,172	(1)	Copart, Inc.	4,593,501	0.1
80,235	(1)	CoStar Group, Inc.	5,588,368	0.1
433,898		CSX Corp.	11,559,043	0.2
28,499		Cummins, Inc.	5,799,831	0.1
56,387		Deere & Co.	18,827,055	0.3
129,480	(1)	Delta Air Lines, Inc.	3,633,209	0.1
29,118		Dover Corp.	3,394,576	0.1
80,590		Eaton Corp. PLC	10,747,482	0.2
119,975		Emerson Electric Co.	8,784,569	0.1
24,709		Equifax, Inc.	4,235,864	0.1
33,151		Expeditors International Washington, Inc.	2,927,565	0.0
116,260		Fastenal Co.	5,352,610	0.1
48,442		FedEx Corp.	7,192,184	0.1
72,399		Fortive Corp.	4,220,862	0.1
26,420		Fortune Brands Home & Security, Inc.	1,418,490	0.0
12,892	(1)	Generac Holdings, Inc.	2,296,581	0.0
45,570		General Dynamics Corp.	9,668,587	0.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
222,311		General Electric Co.	$13,763,274	0.2
136,516		Honeywell International, Inc.	22,794,077	0.4
74,917		Howmet Aerospace, Inc.	2,317,183	0.0
8,089		Huntington Ingalls Industries, Inc.	1,791,713	0.0
15,352		IDEX Corp.	3,068,097	0.1
57,243		Illinois Tool Works, Inc.	10,340,948	0.2
81,989		Ingersoll Rand, Inc.	3,546,844	0.1
25,980		Jacobs Solutions, Inc.	2,818,570	0.0
16,931		JB Hunt Transport Services, Inc.	2,648,347	0.0
139,580		Johnson Controls International plc	6,870,128	0.1
38,776		L3Harris Technologies, Inc.	8,058,816	0.1
27,603		Leidos Holdings, Inc.	2,414,434	0.0
47,836		Lockheed Martin Corp.	18,478,568	0.3
45,699		Masco Corp.	2,133,686	0.0
72,650		Nielsen Holdings PLC	2,013,858	0.0
10,884		Nordson Corp.	2,310,347	0.0
47,595		Norfolk Southern Corp.	9,978,292	0.2
29,513		Northrop Grumman Corp.	13,880,554	0.2
18,545		Old Dominion Freight Line	4,613,440	0.1
85,395		Otis Worldwide Corp.	5,448,201	0.1
70,225		Paccar, Inc.	5,877,130	0.1
25,928		Parker Hannifin Corp.	6,282,614	0.1
33,407		Pentair PLC	1,357,326	0.0
29,026	(2)	Quanta Services, Inc.	3,697,622	0.1
299,199		Raytheon Technologies Corp.	24,492,430	0.4
41,613		Republic Services, Inc.	5,661,033	0.1
22,321		Robert Half International, Inc.	1,707,556	0.0
23,482		Rockwell Automation, Inc.	5,051,213	0.1
46,898	(2)	Rollins, Inc.	1,626,423	0.0
10,780		Snap-On, Inc.	2,170,553	0.0
119,765	(1)	Southwest Airlines Co.	3,693,553	0.1
29,953		Stanley Black & Decker, Inc.	2,252,765	0.0
42,865		Textron, Inc.	2,497,315	0.0
46,955		Trane Technologies PLC	6,799,554	0.1
10,474		TransDigm Group, Inc.	5,496,965	0.1
126,544		Union Pacific Corp.	24,653,302	0.4
65,993	(1)	United Airlines Holdings, Inc.	2,146,752	0.0
148,341		United Parcel Service, Inc. - Class B	23,963,005	0.4
14,182	(1)	United Rentals, Inc.	3,830,842	0.1
31,893		Verisk Analytics, Inc.	5,438,713	0.1
76,220		Waste Management, Inc.	12,211,206	0.2
36,891		Westinghouse Air Brake Technologies Corp.	3,001,083	0.0
9,175		WW Grainger, Inc.	4,488,318	0.1
36,375		Xylem, Inc.	3,177,720	0.1
			480,756,930	7.6

		Information Technology: 25.4%
128,179		Accenture PLC	32,980,457	0.5
94,835	(1)	Adobe, Inc.	26,098,592	0.4
327,308	(1)	Advanced Micro Devices, Inc.	20,738,235	0.3
32,378	(1)	Akamai Technologies, Inc.	2,600,601	0.0
120,609		Amphenol Corp.	8,075,979	0.1
105,333		Analog Devices, Inc.	14,677,100	0.2
17,570	(1)	ANSYS, Inc.	3,895,269	0.1
3,061,163		Apple, Inc.	423,052,727	6.7
176,285		Applied Materials, Inc.	14,443,030	0.2
49,944	(1)	Arista Networks, Inc.	5,638,178	0.1
43,936	(1)	Autodesk, Inc.	8,207,245	0.1
84,200		Automatic Data Processing, Inc.	19,045,198	0.3
81,829		Broadcom, Inc.	36,332,894	0.6
23,677		Broadridge Financial Solutions, Inc. ADR	3,417,065	0.1
55,697	(1)	Cadence Design Systems, Inc.	9,102,561	0.1
27,291		CDW Corp.	4,259,579	0.1
31,015	(1)	Ceridian HCM Holding, Inc.	1,733,118	0.0
839,054		Cisco Systems, Inc.	33,562,160	0.5
25,191		Citrix Systems, Inc.	2,619,864	0.1
105,266		Cognizant Technology Solutions Corp.	6,046,479	0.1
153,534		Corning, Inc.	4,455,557	0.1
46,582	(1)	DXC Technology Co.	1,140,327	0.0
27,449	(1)	Enphase Energy, Inc.	7,616,274	0.1
11,625	(1)	EPAM Systems, Inc.	4,210,459	0.1
12,214	(1)	F5, Inc.	1,767,732	0.0
123,363		Fidelity National Information Services, Inc.	9,322,542	0.2
129,604	(1)	Fiserv, Inc.	12,127,046	0.2
15,201	(1)	FleetCor Technologies, Inc.	2,677,960	0.0
132,621	(1)	Fortinet, Inc.	6,515,670	0.1
16,028	(1)	Gartner, Inc.	4,434,787	0.1
56,164		Global Payments, Inc.	6,068,520	0.1
262,600		Hewlett Packard Enterprise Co.	3,145,948	0.1
184,410		HP, Inc.	4,595,497	0.1
832,035		Intel Corp.	21,441,542	0.3
183,019		International Business Machines Corp.	21,744,487	0.3
57,122		Intuit, Inc.	22,124,493	0.4
14,717		Jack Henry & Associates, Inc.	2,682,468	0.0
65,258		Juniper Networks, Inc.	1,704,539	0.0
36,464	(1)	Keysight Technologies, Inc.	5,737,975	0.1
28,735		KLA Corp.	8,696,073	0.1
27,756		Lam Research Corp.	10,158,696	0.2
172,896		Mastercard, Inc. - Class A	49,161,249	0.8
112,298		Microchip Technology, Inc.	6,853,547	0.1
223,540		Micron Technology, Inc.	11,199,354	0.2
1,511,258		Microsoft Corp.	351,971,988	5.5
9,007		Monolithic Power Systems, Inc.	3,273,144	0.1
33,790		Motorola Solutions, Inc.	7,567,946	0.1
44,948		NetApp, Inc.	2,780,034	0.1
121,472		NortonLifeLock, Inc.	2,446,446	0.0
507,410		Nvidia Corp.	61,594,500	1.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
53,213		NXP Semiconductor NV - NXPI - US	$7,849,450	0.1
87,761	(1)	ON Semiconductor Corp.	5,470,143	0.1
307,810		Oracle Corp.	18,797,957	0.3
64,897	(2)	Paychex, Inc.	7,282,092	0.1
9,850	(1)	Paycom Software, Inc.	3,250,401	0.1
234,347	(1)	PayPal Holdings, Inc.	20,170,246	0.3
21,264	(1)	PTC, Inc.	2,224,214	0.0
20,913	(1)	Qorvo, Inc.	1,660,701	0.0
227,563		Qualcomm, Inc.	25,710,068	0.4
21,482		Roper Technologies, Inc.	7,725,786	0.1
201,626	(1)	Salesforce, Inc.	29,001,884	0.5
39,922		Seagate Technology Holdings PLC	2,125,048	0.0
40,933	(1)	ServiceNow, Inc.	15,456,710	0.2
32,504		Skyworks Solutions, Inc.	2,771,616	0.0
11,274	(1)	SolarEdge Technologies, Inc.	2,609,480	0.0
30,998	(1)	Synopsys, Inc.	9,470,199	0.2
65,072		TE Connectivity Ltd.	7,181,346	0.1
9,461	(1)	Teledyne Technologies, Inc.	3,192,804	0.1
31,770		Teradyne, Inc.	2,387,516	0.0
185,152		Texas Instruments, Inc.	28,657,827	0.5
50,523	(1)	Trimble, Inc.	2,741,883	0.0
8,377	(1)	Tyler Technologies, Inc.	2,911,008	0.1
18,914	(1)	VeriSign, Inc.	3,285,362	0.1
331,317	(2)	Visa, Inc. - Class A	58,858,465	0.9
63,253	(1)	Western Digital Corp.	2,058,885	0.0
10,607	(1)	Zebra Technologies Corp.	2,779,140	0.1
			1,611,373,362	25.4

		Materials: 2.4%
44,945		Air Products & Chemicals, Inc.	10,460,050	0.2
23,735		Albemarle Corp.	6,276,483	0.1
303,527		Amcor PLC	3,256,845	0.1
16,505		Avery Dennison Corp.	2,685,363	0.0
63,691	(2)	Ball Corp.	3,077,549	0.0
20,199		Celanese Corp. - Series A	1,824,778	0.0
40,378		CF Industries Holdings, Inc.	3,886,382	0.1
146,172		Corteva, Inc.	8,353,730	0.1
145,529		Dow, Inc.	6,393,089	0.1
101,502		DuPont de Nemours, Inc.	5,115,701	0.1
24,886		Eastman Chemical Co.	1,768,150	0.0
50,196		Ecolab, Inc.	7,249,306	0.1
25,437		FMC Corp.	2,688,691	0.0
289,773		Freeport-McMoRan, Inc.	7,919,496	0.1
51,472		International Flavors & Fragrances, Inc.	4,675,202	0.1
73,359		International Paper Co.	2,325,480	0.0
100,988		Linde PLC	27,225,355	0.4
51,560		LyondellBasell Industries NV - Class A	3,881,437	0.1
12,596		Martin Marietta Materials, Inc.	4,057,046	0.1
69,964		Mosaic Co.	3,381,360	0.1
160,301		Newmont Corp.	6,737,451	0.1
53,048		Nucor Corp.	5,675,606	0.1
18,926		Packaging Corp. of America	2,125,201	0.0
47,706		PPG Industries, Inc.	5,280,577	0.1
29,506		Sealed Air Corp.	1,313,312	0.0
47,794		Sherwin-Williams Co.	9,785,821	0.2
26,842		Vulcan Materials Co.	4,233,252	0.1
51,475		WestRock Co.	1,590,063	0.0
			153,242,776	2.4

		Real Estate: 2.7%
30,000		Alexandria Real Estate Equities, Inc.	4,205,700	0.1
94,346		American Tower Corp.	20,256,086	0.3
28,240		AvalonBay Communities, Inc.	5,201,526	0.1
28,804		Boston Properties, Inc.	2,159,436	0.0
21,515		Camden Property Trust	2,569,967	0.0
65,082	(1)	CBRE Group, Inc.	4,393,686	0.1
87,750		Crown Castle, Inc.	12,684,262	0.2
58,240		Digital Realty Trust, Inc.	5,776,243	0.1
77,652		Duke Realty Corp.	3,742,826	0.1
18,455		Equinix, Inc.	10,497,942	0.2
68,594		Equity Residential	4,610,889	0.1
13,196		Essex Property Trust, Inc.	3,196,467	0.1
27,122		Extra Space Storage, Inc.	4,684,241	0.1
14,756		Federal Realty Investment Trust	1,329,811	0.0
108,979		Healthpeak Properties, Inc.	2,497,799	0.0
144,370		Host Hotels & Resorts, Inc.	2,292,596	0.0
117,498		Invitation Homes, Inc.	3,967,907	0.1
58,687	(2)	Iron Mountain, Inc.	2,580,467	0.0
124,824		Kimco Realty Corp.	2,298,010	0.0
23,314		Mid-America Apartment Communities, Inc.	3,615,302	0.1
150,029		ProLogis, Inc.	15,242,946	0.2
32,014		Public Storage, Inc.	9,374,019	0.1
125,145		Realty Income Corp.	7,283,439	0.1
31,332		Regency Centers Corp.	1,687,228	0.0
21,860		SBA Communications Corp.	6,222,449	0.1
66,318		Simon Property Group, Inc.	5,952,041	0.1
61,891		UDR, Inc.	2,581,474	0.0
80,730		Ventas, Inc.	3,242,924	0.1
194,506	(2)	VICI Properties, Inc.	5,806,004	0.1
32,144	(2)	Vornado Realty Trust	744,455	0.0
93,897		Welltower, Inc.	6,039,455	0.1
150,373		Weyerhaeuser Co.	4,294,653	0.1
			171,032,250	2.7

		Utilities: 2.9%
134,894		AES Corp.	3,048,604	0.0
50,659		Alliant Energy Corp.	2,684,420	0.0
52,156		Ameren Corp.	4,201,166	0.1
104,102		American Electric Power Co., Inc.	8,999,618	0.1
36,710		American Water Works Co., Inc.	4,778,174	0.1
28,348	(2)	Atmos Energy Corp.	2,887,244	0.0
127,135		Centerpoint Energy, Inc.	3,582,664	0.1
58,600		CMS Energy Corp.	3,412,864	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
71,852		Consolidated Edison, Inc.	$6,162,027	0.1
65,986		Constellation Energy Corp.	5,489,375	0.1
168,697		Dominion Energy, Inc.	11,658,650	0.2
39,131		DTE Energy Co.	4,502,022	0.1
156,026		Duke Energy Corp.	14,513,539	0.2
76,994		Edison International	4,356,321	0.1
41,077		Entergy Corp.	4,133,578	0.1
46,350		Evergy, Inc.	2,753,190	0.0
70,203		Eversource Energy	5,473,026	0.1
200,968		Exelon Corp.	7,528,261	0.1
109,997		FirstEnergy Corp.	4,069,889	0.1
398,140		NextEra Energy, Inc.	31,218,157	0.5
81,963		NiSource, Inc.	2,064,648	0.0
47,926		NRG Energy, Inc.	1,834,128	0.0
22,824		Pinnacle West Capital Corp.	1,472,376	0.0
148,637		PPL Corp.	3,767,948	0.1
100,840		Public Service Enterprise Group, Inc.	5,670,233	0.1
63,691		Sempra Energy	9,549,829	0.1
215,405		Southern Co.	14,647,540	0.2
63,711		WEC Energy Group, Inc.	5,697,675	0.1
110,842		Xcel Energy, Inc.	7,093,888	0.1
			187,251,054	2.9

	Total Common Stock
	(Cost $4,240,173,307)		6,103,302,825	96.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
		Repurchase Agreements: 0.8%
11,453,791	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $11,456,662, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $11,682,867, due 11/01/22-08/20/72)	$11,453,791	0.2
5,762,270	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $5,763,719, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $5,879,025, due 10/15/22-08/15/52)	5,762,270	0.1
6,988,606	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/22, 2.98%, due 10/03/22 (Repurchase Amount $6,990,318, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $7,128,378, due 01/26/23-05/15/48)	6,988,606	0.1
3,434,024	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $3,434,893, collateralized by various U.S. Government Agency Obligations, 0.550%-8.000%, Market Value plus accrued interest $3,503,603, due 11/01/22-08/20/72)	3,434,024	0.1
15,957,905	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $15,961,892, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $16,277,063, due 08/15/25-08/20/52)	15,957,905	0.2
8,400,190	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $8,402,289, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,568,402, due 10/15/24-02/15/51)	8,400,190	0.1

	Total Repurchase Agreements
	(Cost $51,996,786)		51,996,786	0.8

		Time Deposits: 0.3%
1,610,000	(3)	Barclays Bank PLC, 3.090%, 10/03/2022	1,610,000	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Time Deposits (continued)
1,320,000	(3)	Canadian Imperial Bank of Commerce, 3.030%, 10/03/2022	$1,320,000	0.0
1,460,000	(3)	Credit Agricole, 3.060%, 10/03/2022	1,460,000	0.0
1,480,000	(3)	Landesbank Baden-Wurttemberg, 3.070%, 10/03/2022	1,480,000	0.0
1,480,000	(3)	Mizuho Bank Ltd., 3.070%, 10/03/2022	1,480,000	0.0
1,290,000	(3)	National Australia Bank Ltd., 3.050%, 10/03/2022	1,290,000	0.0
1,660,000	(3)	Royal Bank of Canada, 3.070%, 10/03/2022	1,660,000	0.1
1,670,000	(3)	Skandinaviska Enskilda Banken AB, 3.050%, 10/03/2022	1,670,000	0.1
1,330,000	(3)	Societe Generale, 3.060%, 10/03/2022	1,330,000	0.0
1,650,000	(3)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	1,650,000	0.1
1,610,000	(3)	Toronto-Dominion Bank, 3.060%, 10/03/2022	1,610,000	0.0

	Total Time Deposits
	(Cost $16,560,000)		16,560,000	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
230,118,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $230,118,000)	230,118,000	3.6

	Total Short-Term Investments
	(Cost $298,674,786)	298,674,786	4.7

	Total Investments in Securities (Cost $4,538,848,093)	$6,401,977,611	100.8
	Liabilities in Excess of Other Assets	(48,073,104)	(0.8)
	Net Assets	$6,353,904,507	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2022.

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$492,772,827	$–	$–	$492,772,827
Consumer Discretionary	715,372,375	–	–	715,372,375
Consumer Staples	420,006,771	–	–	420,006,771
Energy	277,552,078	–	–	277,552,078
Financials	671,793,994	–	–	671,793,994
Health Care	922,148,408	–	–	922,148,408
Industrials	480,756,930	–	–	480,756,930
Information Technology	1,608,753,498	2,619,864	–	1,611,373,362
Materials	153,242,776	–	–	153,242,776
Real Estate	171,032,250	–	–	171,032,250
Utilities	187,251,054	–	–	187,251,054
Total Common Stock	6,100,682,961	2,619,864	–	6,103,302,825
Short-Term Investments	230,118,000	68,556,786	–	298,674,786
Total Investments, at fair value	$6,330,800,961	$71,176,650	$–	$6,401,977,611
Liabilities Table
Other Financial Instruments+
Futures	$(23,876,735)	$–	$–	$(23,876,735)
Total Liabilities	$(23,876,735)	$–	$–	$(23,876,735)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2022, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	1,364	12/16/22	$245,622,300	$(23,876,735)
			$245,622,300	$(23,876,735)

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $4,563,048,027.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,123,578,456
Gross Unrealized Depreciation	(308,525,607)

Net Unrealized Appreciation	$1,815,052,849